Financial instruments and risk management - Trade receivables (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	CAD 34,263	CAD 23,946
Past due 1-30 days	2,956	0
Past due 31-60 days	2,000	0
More than 61 days	55	82
Total	39,274	24,028
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts	CAD 0	CAD 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	30 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days